Restatement (Unaudited) - Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash, cash equivalents and restricted cash	$ 163,170				$ 33,807	$ 29,192	$ 3,403
Accounts receivable, net of unpaid service provider costs 1	133,433				67,353
Inventory	1,107				922
Prepaid expenses and other current assets	19,525				8,937
Total current assets	317,235				111,019
Property and equipment, net	85,261				38,126
Goodwill	769,667				234,328
Payor relationships, net	576,648				189,570
Other intangibles, net	248,973				36,785
Other assets	13,582				4,362
Total assets	2,143,539				614,190
Current liabilities:
Current portion of notes payable	6,493				4,800
Current portion of equipment loans	510				314
Current portion of finance lease liabilities	1,295				876
Current portion of contingent consideration	3,123				0
Accounts payable and accrued expenses	72,772				31,370
Deferred revenue	1,815				988
Current portions due to sellers	25,414				26,554
Other current liabilities	34,339				2,278
Total current liabilities	161,036				67,180
Notes payable, net of current portion and debt issuance costs	915,266				456,745
Warrant liabilities	80,144				0
Equipment loans, net of current portion	1,329				873
Long term portion of finance lease liabilities	2,181				1,580
Deferred revenue, net of current portion	4,244				4,277
Due to sellers, net of current portion	479				13,976
Contingent consideration	35,300				5,172
Other liabilities	22,057				14,762
Total liabilities	1,344,971				564,565
Stockholders' Equity / Members' Capital
Members' capital	0				157,591
Additional paid-in capital	397,443				0
Accumulated deficit	(78,760)				(107,832)
Notes receivable, related parties	0				(134)
Total Stockholders' Equity / Members' Capital attributable to Class A common stockholders	318,731				49,625
Non-controlling interests	479,837				0
Total member's capital	798,568				49,625	86,834	37,770
Total Liabilities and Stockholders' Equity / Members' Capital	2,143,539				614,190
Class A common stock
Stockholders' Equity / Members' Capital
Common stock	18				0
Class B common stock
Stockholders' Equity / Members' Capital
Common stock	$ 30				0
As Previously Reported
Current assets:
Cash, cash equivalents and restricted cash		$ 208,913	$ 319,277	$ 6,602	33,807	$ 29,192	$ 3,403
Accounts receivable, net of unpaid service provider costs 1		223,644	131,831	88,007	76,709
Inventory		1,777	1,176	1,023	922
Prepaid expenses and other current assets		30,788	20,105	15,383	8,937
Total current assets		465,122	472,389	111,015	120,375
Property and equipment, net		64,156	46,358	40,247	38,126
Goodwill		765,511	546,312	235,127	234,328
Payor relationships, net		584,265	395,185	187,051	189,570
Other intangibles, net		256,327	194,315	35,778	36,785
Other assets		4,703	4,654	7,522	4,362
Total assets		2,140,084	1,659,213	616,740	623,546
Current liabilities:
Current portion of notes payable		6,493	5,488	4,800	4,800
Current portion of equipment loans		513	324	319	314
Current portion of finance lease liabilities		1,006	978	973	876
Current portion of contingent consideration		8,406	12,347	3,046	0
Accounts payable and accrued expenses		76,654	46,465	39,870	33,180
Deferred revenue		1,815	1,313	1,313	988
Current portions due to sellers		24,687	22,020	34,798	27,129
Other current liabilities		20,000	3,734	1,951	1,333
Total current liabilities		139,574	92,669	87,070	68,620
Notes payable, net of current portion and debt issuance costs		916,111	525,830	456,102	456,745
Warrant liabilities		138,493	123,843	0
Equipment loans, net of current portion		1,454	891	791	873
Long term portion of finance lease liabilities		1,559	1,667	1,871	1,580
Deferred rent		5,387	4,868	3,599
Deferred revenue, net of current portion		4,698	4,623	4,951	4,277
Due to sellers, net of current portion		170	0	0	13,976
Contingent consideration		38,300	0	2,412	5,172
Other liabilities		36,325	16,471	12,800	11,651
Total liabilities		1,282,071	770,862	569,596	566,005
Stockholders' Equity / Members' Capital
Members' capital		0	0	157,662	157,591
Additional paid-in capital		363,060	389,892	0
Accumulated deficit		(52,547)	(37,640)	(110,383)	(99,916)
Notes receivable, related parties		0	(136)	(135)	(134)
Non-controlling interests		547,452	536,187	0
Total member's capital		858,013	888,351	47,144	57,541
Total Liabilities and Stockholders' Equity / Members' Capital		2,140,084	1,659,213	616,740	$ 623,546
As Previously Reported | Class A common stock
Stockholders' Equity / Members' Capital
Common stock		17	17	0
Total Stockholders' Equity / Members' Capital attributable to Class A common stockholders		310,561	352,164	47,144
As Previously Reported | Class B common stock
Stockholders' Equity / Members' Capital
Common stock		31	31	0
Adjustments
Current assets:
Cash, cash equivalents and restricted cash		0	0	0
Accounts receivable, net of unpaid service provider costs 1		(79,854)	(57,888)	(13,661)
Inventory		0	0	0
Prepaid expenses and other current assets		(25)	(704)	(1,483)
Total current assets		(79,879)	(58,592)	(15,144)
Property and equipment, net		0	0	0
Goodwill		(3,182)	(3,183)	0
Payor relationships, net		0	0	0
Other intangibles, net		0	0	0
Other assets		0	0	0
Total assets		(83,061)	(61,775)	(15,144)
Current liabilities:
Current portion of notes payable		0	0	0
Current portion of equipment loans		0	0	0
Current portion of finance lease liabilities		0	0	0
Current portion of contingent consideration		0	0	0
Accounts payable and accrued expenses		(17,994)	(11,495)	(3,344)
Deferred revenue		0	0	0
Current portions due to sellers		0	(575)	(575)
Other current liabilities		12,704	4,653	2,335
Total current liabilities		(5,290)	(7,417)	(1,584)
Notes payable, net of current portion and debt issuance costs		0	0	0
Warrant liabilities		0	0	0
Equipment loans, net of current portion		0	0	0
Long term portion of finance lease liabilities		0	0	0
Deferred rent		0	0	0
Deferred revenue, net of current portion		0	0	0
Due to sellers, net of current portion		0	0	0
Contingent consideration		0	0	0
Other liabilities		0	0	0
Total liabilities		(5,290)	(7,417)	(1,584)
Stockholders' Equity / Members' Capital
Members' capital		0	0	0
Additional paid-in capital		5,292	(33,653)	0
Accumulated deficit		(26,876)	(18,547)	(13,560)
Notes receivable, related parties		0	0	0
Non-controlling interests		(56,187)	(2,158)	0
Total member's capital		(77,771)	(54,358)	(13,560)
Total Liabilities and Stockholders' Equity / Members' Capital		(83,061)	(61,775)	(15,144)
Adjustments | Class A common stock
Stockholders' Equity / Members' Capital
Common stock		0	0	0
Total Stockholders' Equity / Members' Capital attributable to Class A common stockholders		(21,584)	(52,200)	(13,560)
Adjustments | Class B common stock
Stockholders' Equity / Members' Capital
Common stock		0	0	0
As Restated
Current assets:
Cash, cash equivalents and restricted cash		208,913	319,277	6,602
Accounts receivable, net of unpaid service provider costs 1		143,790	73,943	74,346
Inventory		1,777	1,176	1,023
Prepaid expenses and other current assets		30,763	19,401	13,900
Total current assets		385,243	413,797	95,871
Property and equipment, net		64,156	46,358	40,247
Goodwill		762,329	543,129	235,127
Payor relationships, net		584,265	395,185	187,051
Other intangibles, net		256,327	194,315	35,778
Other assets		4,703	4,654	7,522
Total assets		2,057,023	1,597,438	601,596
Current liabilities:
Current portion of notes payable		6,493	5,488	4,800
Current portion of equipment loans		513	324	319
Current portion of finance lease liabilities		1,006	978	973
Current portion of contingent consideration		8,406	12,347	3,046
Accounts payable and accrued expenses		58,660	34,970	36,526
Deferred revenue		1,815	1,313	1,313
Current portions due to sellers		24,687	21,445	34,223
Other current liabilities		32,704	8,387	4,286
Total current liabilities		134,284	85,252	85,486
Notes payable, net of current portion and debt issuance costs		916,111	525,830	456,102
Warrant liabilities		138,493	123,843	0
Equipment loans, net of current portion		1,454	891	791
Long term portion of finance lease liabilities		1,559	1,667	1,871
Deferred rent		5,387	4,868	3,599
Deferred revenue, net of current portion		4,698	4,623	4,951
Due to sellers, net of current portion		170	0	0
Contingent consideration		38,300	0	2,412
Other liabilities		36,325	16,471	12,800
Total liabilities		1,276,781	763,445	568,012
Stockholders' Equity / Members' Capital
Members' capital		0	0	157,662
Additional paid-in capital		368,352	356,239	0
Accumulated deficit		(79,423)	(56,187)	(123,943)
Notes receivable, related parties		0	(136)	(135)
Non-controlling interests		491,265	534,029	0
Total member's capital		780,242	833,993	33,584
Total Liabilities and Stockholders' Equity / Members' Capital		2,057,023	1,597,438	601,596
As Restated | Class A common stock
Stockholders' Equity / Members' Capital
Common stock		17	17	0
Total Stockholders' Equity / Members' Capital attributable to Class A common stockholders		288,977	299,964	33,584
As Restated | Class B common stock
Stockholders' Equity / Members' Capital
Common stock		$ 31	$ 31	$ 0